American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2030 Portfolio
October 31, 2022

One Choice 2030 Portfolio - Schedule of Investments
OCTOBER 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 39.2%
Disciplined Growth Fund G Class	2,675,782	48,137,312
Equity Growth Fund G Class	2,636,796	64,337,832
Focused Dynamic Growth Fund G Class	118,582	4,705,347
Focused Large Cap Value Fund G Class	15,883,581	157,088,617
Growth Fund G Class	2,070,695	79,970,223
Heritage Fund G Class	2,046,597	43,612,975
Mid Cap Value Fund G Class	5,385,006	86,106,249
Small Cap Growth Fund G Class	990,309	18,142,459
Small Cap Value Fund G Class	1,881,980	18,104,650
Sustainable Equity Fund G Class	3,089,360	121,133,806
		641,339,470
Domestic Fixed Income Funds — 35.8%
Diversified Bond Fund G Class	34,391,477	309,523,291
High Income Fund G Class	8,584,205	68,845,324
Inflation-Adjusted Bond Fund G Class	6,361,778	69,852,324
Short Duration Fund G Class	8,527,674	82,462,608
Short Duration Inflation Protection Bond Fund G Class	5,214,523	54,804,636
		585,488,183
International Equity Funds — 13.3%
Emerging Markets Fund G Class	1,937,143	17,550,518
Global Real Estate Fund G Class	1,852,284	20,319,556
International Growth Fund G Class	7,839,158	76,902,141
International Small-Mid Cap Fund G Class	1,942,545	16,861,293
International Value Fund G Class	10,793,798	71,670,816
Non-U.S. Intrinsic Value Fund G Class	1,807,409	14,188,157
		217,492,481
International Fixed Income Funds — 11.7%
Emerging Markets Debt Fund G Class	3,826,202	31,489,641
Global Bond Fund G Class	14,988,215	130,697,232
International Bond Fund G Class	2,992,364	29,923,643
		192,110,516
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,630,249,034)		1,636,430,650
OTHER ASSETS AND LIABILITIES†		(44,346)
TOTAL NET ASSETS — 100.0%		$1,636,386,304

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Disciplined Growth Fund	$54,187	$496	$2,459	$(4,087)	$48,137	2,676	$(479)	—
Equity Growth Fund	70,553	352	3,243	(3,324)	64,338	2,637	(460)	$258
Focused Dynamic Growth Fund	5,927	—	600	(622)	4,705	119	149	—
Focused Large Cap Value Fund	167,939	1,152	10,947	(1,055)	157,089	15,884	(376)	1,152
Growth Fund	91,188	2,871	6,560	(7,529)	79,970	2,071	(1,248)	—
Heritage Fund	50,631	2	6,671	(349)	43,613	2,047	(1,491)	—
Mid Cap Value Fund	92,180	631	4,159	(2,546)	86,106	5,385	66	631
Small Cap Growth Fund	18,937	—	544	(251)	18,142	990	(175)	—
Small Cap Value Fund	20,165	84	970	(1,174)	18,105	1,882	262	84
Sustainable Equity Fund	132,977	1,664	6,047	(7,460)	121,134	3,089	1,527	—
Diversified Bond Fund	337,615	11,384	11,169	(28,307)	309,523	34,391	(1,691)	2,648
High Income Fund	73,922	1,187	3,008	(3,256)	68,845	8,584	(410)	1,187
Inflation-Adjusted Bond Fund	77,481	—	1,429	(6,200)	69,852	6,362	9	—
Short Duration Fund	85,362	736	1,592	(2,043)	82,463	8,528	(112)	625
Short Duration Inflation Protection Bond Fund	57,099	—	—	(2,294)	54,805	5,215	—	—
Emerging Markets Fund	20,833	—	826	(2,456)	17,551	1,937	(273)	—
Global Real Estate Fund	23,790	54	—	(3,524)	20,320	1,852	—	—
International Growth Fund	87,122	1,957	3,141	(9,036)	76,902	7,839	(929)	—
International Small-Mid Cap Fund	18,629	—	—	(1,768)	16,861	1,943	—	—
International Value Fund	79,028	154	1,446	(6,065)	71,671	10,794	(205)	—
Non-U.S. Intrinsic Value Fund	16,383	—	722	(1,473)	14,188	1,807	(113)	—
Emerging Markets Debt Fund	34,649	186	1,852	(1,493)	31,490	3,826	(297)	186
Global Bond Fund	140,908	857	1,368	(9,700)	130,697	14,988	(198)	857
International Bond Fund	32,885	735	—	(3,696)	29,924	2,992	—	—
	$1,790,390	$24,502	$68,753	$(109,708)	$1,636,431	147,838	$(6,444)	$7,628
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.